SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 31, 2019	Jun. 30, 2019	Sep. 11, 2019	Dec. 31, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Shareholder loan		$ 6,344,000			$ 3,990,000
Stock repurchased during period (in shares)		350,000
Payments to invest in equity securities		$ 10,000,000.0
Related party receivables		6,344,000		$ 3,990,000
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, amount (in USD per share)	$ 0.10
Stock repurchased during period (in shares)	25,000
Distributed treasury shares	$ (100,000)
Singapore Marine
Subsequent Event [Line Items]
Increased availability		$ 10,000,000
Singapore Marine | Subsequent Event
Subsequent Event [Line Items]
Payments to invest in equity securities	9,500,000
Increase in investment availability	700,000
Increased availability	$ 10,700,000
Related party receivables			$ 10,700,000
Golden Ocean | Trafigura Group | Subsequent Event
Subsequent Event [Line Items]
Percentage of interest acquired	10.00%
Shareholder loan	$ 1,000,000.0
Frontline Ltd | Trafigura Group | Subsequent Event
Subsequent Event [Line Items]
Percentage of interest acquired	15.00%